Income Tax (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Abstract]
Effective tax rate	0.00%
Investment income		$ 312,446
U.S. federal operating loss	$ 234,026	0
Deferred tax assets		0
Tax receivable rate	85.00%
Net cash saving percentage	15.00%
Tax receivable	$ 50,000,000
Federal operating loss carryovers		0	$ 198,672
Valuation allowance		$ 99,764	$ 95,547